Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Management Fee - Related and Other

a.
The Company's operations are conducted in part by its subsidiaries, which receive services from Teekay's wholly-owned subsidiary, Teekay Shipping Ltd. (or the Manager) and its affiliates. The Manager provides various services under a long-term management agreement (the Management Agreement). Commencing October 1, 2018, the Company elected to receive vessel management services for its owned and leased vessels (other than certain former Tanker Investments Ltd. (or TIL) vessels, which are technically managed by a third party) from its wholly-owned subsidiaries and no longer contracts these services from the Manager.

b.Amounts received and (paid) by the Company for related party transactions for the periods indicated were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	$	$	$	$
Vessel operating expenses - technical management fee (i)	(248)	—	(496)	—
Strategic and administrative service fees (ii)	(7,143)	(7,950)	(15,115)	(15,742)
Secondment fees (iii)	(144)	(40)	(242)	(99)
LNG service revenues (iv)	—	1,000	—	2,129
Technical management fee revenue (v)	169	169	338	427
Service revenues (vi)	—	67	9	217

(i)
The cost of ship management services provided by a third party has been presented as vessel operating expenses on the Company's unaudited consolidated statements of income (loss). The Company paid such third party technical management fees to the Manager in relation to certain former TIL vessels.

(ii)
The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company’s unaudited consolidated statements of income (loss). The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan) is set and paid by Teekay or such other subsidiaries. The Company compensates Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

(iii)
The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's unaudited consolidated statements of income (loss).

(iv)
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by TGP, for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by TGP, has a 30% interest. The sub-contract ended in April 2019.

(v)
The Company receives reimbursements from Teekay for the provision of technical management services. These reimbursements have been presented in general and administrative expenses on the Company's unaudited consolidated statements of income (loss).

(vi)
The Company recorded service revenues relating to Teekay Tanker Operatings Limited's (or TTOL) administration of certain revenue sharing agreements and provision of certain commercial services to the counterparties in the agreements.

c.
The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company’s unaudited consolidated balance sheets in "due from affiliates" or "due to affiliates," as applicable, are without interest or stated terms of repayment. In addition, $10.1 million and $7.9 million were payable as crewing and manning costs as at June 30, 2020 and December 31, 2019, respectively, and such amounts are included in accrued liabilities in the unaudited consolidated balance sheets. These crewing and manning costs will be payable as reimbursement to the Manager once they are paid by the Manager to the vessels' crew.

d.
In October 2018, the Company established a new RSA structure under TTCL and subsequently began transitioning the Company's RSA activities from TTOL to TTCL. Pursuant to a service agreement with the Teekay Aframax RSA prior to the change in structure, from time to time, the Company hired vessels to perform full service lightering services. During the three and six months ended June 30, 2019, the Company recognized nil and $2.0 million, respectively, related to vessels that were chartered-in from the RSA to assist with full service lightering operations. These amounts have been presented in voyage expenses on the Company's unaudited consolidated statements of income (loss).